Environment	12 Months Ended
Dec. 31, 2023
ENVIRONMENT
Environment

39.  ENVIRONMENT

Environmental expenses for the years ended December 31, 2023, 2022, and 2021 are as follows:

				12-31-2023						12-31-2022
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	34,473	—	34,473	34,473	12/31/24	68,946	34,569
		Environmental Sanitation	In progress	854	—	854	854	12/31/24	1,708	22,403
		Environmental materials	In progress	9,085	—	9,085	9,085	12/31/24	18,170	49,864
Enel Distribución Chile S.A.	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	1,532,887	—	1,532,887	—	-	1,532,887	2,383,970
	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	Completed	230,606	230,606	—	—	-	230,606	139,820
	SEC STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	639,601	639,601	—	—	-	639,601	2,932,689
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	587,545	105,196	482,349	1,211,306	12/31/24	1,798,851	2,244,509
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,174,689	436,295	738,394	615,621	12/31/24	1,790,310	3,351,658
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	143,262	—	143,262	359,295	12/31/24	502,557	1,145,204
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	91,480	—	91,480	—	-	91,480	269,250
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	22,180	—	22,180	—	-	22,180	218,112
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	58,235	—	58,235	—	-	58,235	152,705
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	19,073	—	19,073	—	-	19,073	61,147
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	22,707	—	22,707	—	-	22,707	175,930
	Outsourced services	Other services (contracts with third parties)	In progress	83,111	—	83,111	—	-	83,111	238,522
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	108,170	—	108,170	—	-	108,170	224,875
	Household waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	6,177	—	6,177	—	-	6,177	148,317
	Legal requirements contract	Environmental and sectorial permit management contract.	In progress	27,037	—	27,037	—	-	27,037	834,971
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	41,615	—	41,615	—	-	41,615	—
	Bird collision monitoring contract	Bird collision monitoring contract	In progress	388,175	—	388,175	—	-	388,175	134,680
	Wildlife monitoring	Contracts for Environmental Monitoring (Wildlife)	In progress	100,470	—	100,470	—	-	100,470	—
	Archaeological monitoring	Monitoring of archaeological sites	In progress	36,972	—	36,972	—	-	36,972	—
	Noise monitoring	Noise monitoring	In progress	30,545	—	30,545	—	-	30,545	—
Geotérmica del Norte S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	13,607	—	13,607	—	-	13,607	63,431
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	8,630	—	8,630	—	-	8,630	40,043
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	15,675	—	15,675	—	-	15,675	10,967
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	275,403	—	275,403	—	-	275,403	684,041
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	613	—	613	—	-	613	9,436
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	1,140	—	1,140	—	-	1,140	3,659
	External services	Other services (contracts with third parties)	In progress	30,286	30,286	30,286	—	-	30,286	31,411
Parque Eólico Talinay Oriente S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	15,903	—	15,903	—	-	15,903	14,337
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	1,251	—	1,251	—	-	1,251	17,431
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	5,478	—	5,478	—	-	5,478	9,556
	Campaigns and studies	Contracts for environmental monitoring (collision of birds- flora and fauna- archeology, others)	In progress	5,559	—	5,559	—	-	5,559	39,093
	Environmental materials	Purchase of environmental materials (containers, spill kit, others)	In progress	614	—	614	—	-	614	7,176
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	585	—	585	—	-	585	1,830
	Household waste removal	Household / domestic waste removal contract	In progress	11,713	—	11,713	—	-	11,713	33,911
	Bird collision monitoring contract	Bird collision monitoring contract	In progress	22,203	—	22,203	—	-	22,203	41,476
		Total		5,797,609	1,441,984	4,385,912	2,230,634		8,028,243	15,770,993

				12-31-2022
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	29,164	—	29,164	5,405	12-31-2023	34,569
		Environmental Sanitation	In progress	3,105	—	3,105	19,298	12-31-2023	22,403
		Materials Environment	In progress	25,144	—	25,144	24,720	12-31-2023	49,864
Enel Distribución Chile S.A.	Vegetation Control In At Networks (OPEX)	This activity contemplates the maintenance of the band of easement of high voltage lines between 34.5 and 500kv.	In progress	525,809	—	525,809	—	-	525,809
	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	2,383,970	—	2,383,970	—	-	2,383,970
	Improvements in the MT network	Replacement underground transformers by Technical Standard (PCB)	In progress	139,820	—	139,820	—	-	139,820
	SEC standardization project (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	2,932,689	—	2,932,689	—	-	2,932,689
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	1,611,874	689,327	922,547	632,635	12-31-2023	2,244,509
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,231,175	182,861	1,048,314	2,120,483	12-31-2023	3,351,658
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	426,453	—	426,453	718,751	12-31-2023	1,145,204
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	75,422	—	75,422	193,828	12-31-2023	269,250
	Environmental sanitation	Contracts for vector control, deratization, disinfection	In progress	22,316	—	22,316	195,796	12-31-2023	218,112
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	61,552	—	61,552	91,153	12-31-2023	152,705
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	75,481	—	75,481	114,211	12-31-2023	189,692
	Campaigns and studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	13,234	—	13,234	109,770	12-31-2023	123,004
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	14,203	—	14,203	46,944	12-31-2023	61,147
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	65,043	—	65,043	110,887	12-31-2023	175,930
	Outsourced services	Other services (contracts with third parties)	In progress	10,932	—	10,932	227,590	12-31-2023	238,522
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	43,576	—	43,576	181,299	12-31-2023	224,875
	Domestic waste removal	Household / domestic waste removal contract	In progress	78,617	—	78,617	69,700	12-31-2023	148,317
	Environment travel	Tickets - accommodation and travel allowance for site visits to facilities	In progress	49,605	—	49,605	99,316	12-31-2023	148,921
	Legal requirement contract	Environmental and sectorial permit management contract.	In progress	217,870	—	217,870	617,101	12-31-2023	834,971
	Bird collision monitoring contract	Bird Collision Monitoring Contract	In progress	71,680	—	71,680	63,000	12-31-2023	134,680
Geotérmica del Norte S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	26,667	—	26,667	36,764	12-31-2023	63,431
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	2,293	—	2,293	37,750	12-31-2023	40,043
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	5,589	—	5,589	5,378	12-31-2023	10,967
	Campaigns and studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	277,126	—	277,126	406,915	12-31-2023	684,041
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	4,209	—	4,209	5,227	12-31-2023	9,436
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	—	—	—	3,659	12-31-2023	3,659
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	31,411	—	31,411	—	12-31-2023	31,411
	Domestic waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	8,150	—	8,150	10,950	12-31-2023	19,100
Enel Transmisión Chile S.A.	Vegetation control in AT networks	This activity contemplates the maintenance of the band of easement of high voltage lines between 34.5 and 500kv.	In progress	102,015	—	102,015	142,081	11-30-2022	244,096
		It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	In progress	223,178	—	223,178	—	-	223,178
	Environmental management in SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures	In progress	59,999	—	59,999	81,570	11-30-2022	141,569
	Environmental management	Environmental management of reforestation in the Parque Metropolitano.	In progress	7,715	—	7,715	2,580	11-30-2022	10,295
			In progress	1,590	—	1,590	6,010	11-30-2022	7,600
	Silica gel replacement in power transformers	Considers the replacement of silica gel (hygroscopic salt) to one (1) power transformer.	Completed	113	—	113	—	-	113
Parque Eolico Talinay Oriente S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	6,496	—	6,496	7,841	12-31-2023	14,337
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	1,789	—	1,789	15,642	12-31-2023	17,431
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	4,916	—	4,916	4,640	12-31-2023	9,556
	Campaigns and studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	39,093	—	39,093	—	-	39,093
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	1,949	—	1,949	5,227	12-31-2023	7,176
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	—	—	—	1,830	12-31-2023	1,830
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	453	—	453	—	-	453
	Domestic waste removal	Household / domestic waste removal contract	In progress	8,884	—	8,884	25,027	12-31-2023	33,911
	Bird collision monitoring contract	Bird collision monitoring contract	In progress	41,476	—	41,476	—	-	41,476
		Total		10,963,845	872,188	10,091,657	6,440,978		17,404,823

				12-31-2021
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche	Pehuenche power plant	Waste management	In progress	18,513	—	18,513	13,128	12-31-2021	31,641
		Environmental sanitation	In progress	4,467	—	4,467	3,528	12-31-2021	7,995
		Campaign and studies	In progress	714	—	714	4,235	12-31-2021	4,949
		Environmental materials	In progress	27,253	—	27,253	4,993	12-31-2021	32,246
Enel Distribución Chile S.A.	Vegetation control around high voltage lines	Consists of pruning branches to comply with the necessary safety conditions in relation to the electrical conductors.	In progress	251,298	—	251,298	—	-	251,298
		This activity involves maintaining the easement sector of a high-voltage line between 34.5 and 500 kV.	In progress	344,571	—	344,571	—	-	344,571
	Environmental management in Substations	The service involves maintaining green areas with replacement of species and grass in Enel substation properties. Maintenance of tree planting in substations and removal of weeds, debris, and waste from the outer perimeter. The removal and transportation to the landfill of discarded material from a Substation. The service consists of weeding and weed control in electrical power substation properties with the aim of keeping the properties weed-free to ensure smooth operation of these facilities.	In progress	192,924	—	192,924	—	-	192,924
	Vegetation control in low- and medium-voltage lines	Tree pruning near medium and low voltage lines	In progress	3,136,872	—	3,136,872	—	-	3,136,872
	Improvements to MV lines	Replacement of underground transformers according to Technical Standard (PCB)	In progress	481,556	481,556	—	—	-	481,556
	Environmental management	Environmental Management and Reforestation in Parque Metropolitano.	In progress	2,875	—	2,875	—	-	2,875
	SEC normalization project (CAPEX)	Interaction of Underground Enel and Metrogas Grids Project	In progress	4,403,751	4,403,751	—	—	-	4,403,751
	Analysis of oil for power transformers (OPEX)	Includes chromatography analysis, furans, and physicochemical analysis.	In progress	32,364	—	32,364	—	-	32,364
	Replacement of LV lines with better quality materials	This project corresponds to: - Replacement of traditional lines with Calpe (Pre-assembled Aluminum Cable) LV - Replacement of concentric lines with Calpe (Pre-assembled Aluminum Cable) LV - Replacement of transformers with loadability issues	In progress	5,330,561	5,330,561	—	—	-	5,330,561
	Replacement of silica gel in power transformers	This activity involves replacing silica gel (hygroscopic salt) in one (1) power transformer.	In progress	5,838	—	5,838	—	-	5,838
Enel Generación Chile S.A.	Environmental expenses, Coal Plants	The main expenses incurred are: operation and maintenance of air quality and meteorological monitoring stations, Annual environmental audit of the monitoring network, annual validation of Continuous Emissions Monitoring Systems (CEMS), Biomass Protocol Service, Environmental materials (magazines, books), Isokinetic measurements, Integrated Management System (IMS) works (Non-conformity Objective, inspections, audits, and monitoring) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	2,245,304	833,395	1,411,908	450,786	12-31-2021	2,696,090
	Environmental Expenses, thermal power plants	Studies, monitoring, laboratory analysis, removal, and final disposal of solid waste at thermal power plants (TP).	In progress	1,255,958	445,611	810,347	617,221	12-31-2021	1,873,179
	Environmental Expenses, Hydropower Plants	Studies, monitoring, laboratory analysis, removal, and final disposal of solid waste at hydro power plants (HP).	In progress	378,958	—	378,958	263,737	12-31-2021	642,695
Enel Green Power Chile S.A.	Waste management	Contracts for removal of hazardous and non-hazardous waste	In progress	90,712	—	90,712	—	-	90,712
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	75,483	—	75,483	—	-	75,483
	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	47,996	—	47,996	—	-	47,996
	Vehicle Lease/expenses	Lease of vehicles for Environmental travel (on-site visits / Plants)	In progress	48,171	—	48,171	—	-	48,171
	Campaigns and studies	Contracts for Environmental Monitoring (Bird collision - Flora and Fauna - Archaeology, etc.)	In progress	214,493	—	214,493	—	-	214,493
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, etc.)	In progress	85,802	—	85,802	—	-	85,802
	Wastewater treatment plant	Contract for removal and cleaning of septic tanks and wastewater	In progress	6,743	—	6,743	—	-	6,743
	Outsources services	Other services (third-party contracts)	In progress	213,326	—	213,326	—	-	213,326
	Permit framework agreement	Contract for processing environmental and sectoral permits	In progress	97,998	—	97,998	—	-	97,998
	Household Waste Removal	Household / domestic waste removal contract	In progress	40,320	—	40,320	—	-	40,320
	Environmental travel	Tickets - accommodation and travel allowance for site visits to facilities	In progress	3,045	—	3,045	—	-	3,045
Geotérmica del Norte S.A.	Waste management	Contracts for removal of hazardous and non-hazardous waste	In progress	65,536	—	65,536	—	-	65,536
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	12,865	—	12,865	—	-	12,865
	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	3,780	—	3,780	—	-	3,780
	Campaigns and studies	Contracts for Environmental Monitoring (Birds - Flora and Fauna - Archaeology, etc.)	In progress	290,803	—	290,803	—	-	290,803
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, etc.)	In progress	5,294	—	5,294	—	-	5,294
	Wastewater Treatment Plant	Contract for removal and cleaning of septic tanks and wastewater	In progress	947	—	947	—	-	947
	Permit framework agreement	Contract for processing environmental and sectoral permits	In progress	2,677	—	2,677	—	-	2,677
Parque Eolico Talinay Oriente S.A.	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	4,000	—	4,000	—	-	4,000
	Campaigns and studies	Contracts for Environmental Monitoring (Birds - Flora and Fauna - Archaeology, etc.)	In progress	53,384	—	53,384	—	-	53,384
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, etc.)	In progress	3,801	—	3,801	—	-	3,801
	Wastewater treatment plant	Contract for removal and cleaning of septic tanks and wastewater	In progress	250	—	250	—	-	250
	Household waste removal	Household / domestic waste removal contract	In progress	11,999	—	11,999	—	-	11,999
		Total		19,493,202	11,494,874	7,998,327	1,357,628		20,850,830